Average Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI International Low Volatility Index Fund	Dec. 30, 2022
Fidelity SAI International Low Volatility Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.90%
Past 5 years	7.72%
Since Inception	5.12%
Fidelity SAI International Low Volatility Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.38%
Past 5 years	7.10%
Since Inception	4.50%
Fidelity SAI International Low Volatility Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.40%
Past 5 years	6.10%
Since Inception	3.99%
IXYQQ
Average Annual Return:
Past 1 year	10.14%
IXYXO
Average Annual Return:
Past 1 year	10.14%
Past 5 years	8.00%
Since Inception	5.43%	[1]

[1]	A From May 29, 2015